Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Tax loss carryforwards	$ 23,445	$ 33,067
Allowance for doubtful accounts	175	322
Royalties	2,296	1,379
Provisions and other assets	6,037	12,474
Property and equipment	(125)
Others	(1,070)
Total Deferred Tax Assets	30,758	47,242
Less valuation allowance	(18,007)	(42,584)	$ (45,526)	$ (46,189)
Total Deferred Tax Assets, net	12,751	4,658
Total Deferred Tax Liabilities	0	0
Total Deferred Tax	$ 12,751	$ 4,658